STOCK OPTIONS (Details Textual) - USD ($)							1 Months Ended						3 Months Ended			12 Months Ended
	Jun. 11, 2018	Sep. 01, 2017	Aug. 03, 2017	Feb. 06, 2017	Aug. 08, 2016	Dec. 14, 2015	Apr. 20, 2018	Jan. 24, 2018	Feb. 13, 2017	Apr. 26, 2016	Apr. 21, 2016	Nov. 24, 2015	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2017	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number													29,404,696	25,599,878		25,599,878
Allocated Share-based Compensation Expense											$ 2,582,890
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term													7 years 10 months 20 days			5 years 9 months 22 days	5 years 1 month 13 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term													7 years 4 months 17 days			5 years 8 months 12 days	6 years 7 days
Fair Value Of Options	$ 30,341					$ 1,260,437										$ 491,036
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period											3,000,000
Allocated Share-based Compensation Expense, Net of Tax																27,280
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights													Of such options, 2,035,892 have vested and 50% of the remaining options vest on performance goals being met and 50% vest over 5 years.
Fair Value of Shares to be Issued, Stock Options and Warrants														$ 1,451,393		1,451,393
Exercise Price Range One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period											1,000,000
Exercise Price Range Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price				$ 0.70
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period											1,000,000
Exercise Price Range Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period											1,000,000
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price											$ 0.25
Allocated Share-based Compensation Expense													$ 595,412		$ 251,048	1,540,580	$ 844,162
Employees of Bionik Inc [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price										$ 1.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period					500,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number											3,895,000
Allocated Share-based Compensation Expense											$ 2,582,890		17,813		17,813	71,250	66,104
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period										250,000	3,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Weighted Average Grant Date Fair Value										$ 213,750
Share-based Compensation Arrangement by Share-based Payment Award, Options, Expirations in Period					250,000
Employees of Bionik Inc [Member] | Exercise Price Range One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price											$ 0.25
Employees of Bionik Inc [Member] | Exercise Price Range Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price											0.95
Employees of Bionik Inc [Member] | Exercise Price Range Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price											$ 1.05
Employees of Bionik Inc [Member] | Unvested option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense											$ 29,524				10,169		102,989
Allocated Share-based Compensation Expense, Net of Tax														$ 0
Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross								3,640,000				650,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period																		250,000
Allocated Share-based Compensation Expense								$ 39,703					35,609		35,609	142,438	142,438	$ 62,317
Fair Value Of Options								$ 491,036				$ 694,384
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term							10 years	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate								114.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate								1.91%
Employee One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price					$ 1.00
Allocated Share-based Compensation Expense													18,113		54,339	$ 217,356	$ 140,230
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period					750,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Weighted Average Grant Date Fair Value					$ 652,068
Director and Employees and Consultant One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross						2,495,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period																436,667	40,000	25,000
Allocated Share-based Compensation Expense													41,350		100,289	$ 479,315	$ 407,208
Fair Value Of Options						$ 1,260,437
Employee Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price				$ 0.70
Allocated Share-based Compensation Expense													20,433		20,433	81,733	12,163
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period				400,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Weighted Average Grant Date Fair Value				$ 245,200					$ 245,200
Consultant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price									$ 0.68
Allocated Share-based Compensation Expense									$ 148,750				12,396		$ 12,396	49,583	$ 6,345
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period									250,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Weighted Average Grant Date Fair Value									$ 148,750
Executive Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			500,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price			$ 0.21
Allocated Share-based Compensation Expense													7,546			60,371
Fair Value Of Options			$ 387,209													387,209
Share Based Compensation Arrangement By Share Based Payment Award Additional Options Grants In Period Gross			1,500,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term			7 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate			114.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate			1.73%
Executive Employee And Consultant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		12,215,354
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price		$ 0.161
Allocated Share-based Compensation Expense													38,173
Fair Value Of Options													$ 1,832,304			1,832,304
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		5 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term		10 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate		114.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate		1.91%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares		2,035,892
Allocated Share-based Compensation Expense, Net of Tax																$ 381,730
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights		50% of the remaining options vest on performance goals being met and 50% vest over 5 years.
New Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	750,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 0.0462
Allocated Share-based Compensation Expense	$ 562
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	7 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	114.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	1.59%
Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross							6,000,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price							$ 0.0649
Allocated Share-based Compensation Expense							$ 363,714
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term							10 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate							114.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate							1.59%
Employees vest equally on January 24, 2019 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price								$ 0.155
Employees vest equally on January 24 2020 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price								0.155
Employees vest equally on January 24 2021 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price								$ 0.155